PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2022, and 2021, prepaid expenses and other current assets consist of:

	As of December 31,
	2022	2021
Prepaid expenses	$798,140	$3,349,990
Deposits	165,868	59,925
Other current assets	126,779	80,531
Total	$1,090,787	$3,490,446